SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents
Cash and cash equivalents	$ 54,517	$ 53,797
Subsidiaries | United States
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	20.60%	6.90%
Cash and cash equivalents	$ 11,300	$ 3,700
Subsidiaries | China
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	24.70%	22.70%
Cash and cash equivalents	$ 13,500	$ 12,200